PowerShares by Invesco 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 16, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977
CIK No. 0001378872

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 24, 2017, relating to the following portfolio of the Trust: PowerShares Build America Bond Portfolio dated February 24, 2017, as supplemented March 10, 2017, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares Build America Bond Portfolio.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC

800 983 0903    powershares.com    @PowerShares